CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Shares of Common Stock	Common Stock and Additional Paid-in Capital	Accumulated Deficit	Noncontrolling Interest in Subsidiary
Balance (in shares) at Dec. 31, 2014		19,151
Balance at Dec. 31, 2014	$ 3,389		$ 61,896	$ (56,067)	$ (2,440)
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	942		942
Exercises of options and warrants (in shares)		527
Exercises of options and warrants	1,791		1,791
Nonemployee warrant cancellation	(320)		(320)
Issuance of restricted stock, net of forfeitures (in shares)		183
Issuance of restricted stock, net of forfeitures	0		0
Forfeiture of unvested restricted stock	75		75
Common stock dividends	(3,276)		(3,276)
Preferred stock dividends	(5,208)			(5,208)
Net (loss) income	(22,703)			(23,518)	815
Deconsolidation of noncontrolling interest	1,625				1,625
Balance (in shares) at Dec. 31, 2015		19,861
Balance at Dec. 31, 2015	(23,835)		60,958	(84,793)	0
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	1,133		1,133
Exercises of options and warrants (in shares)		59
Exercises of options and warrants	0		0
Issuance of restricted stock, net of forfeitures (in shares)		290
Issuance of restricted stock, net of forfeitures	0		0
Stock repurchase program (in shares)		(283)
Forfeiture of unvested restricted stock	75		75
Preferred stock dividends	(7,335)			(7,335)
Net (loss) income	(7,462)			(7,462)	0
Balance (in shares) at Dec. 31, 2016		19,927
Balance at Dec. 31, 2016	$ (37,947)		$ 61,643	$ (99,590)	$ 0